BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                             FINANCIAL STATEMENTS
                                      AND
                             FINANCIAL HIGHLIGHTS

                                 JUNE 30, 2002
                                  (Unaudited)

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)


                                   CONTENTS
                                   --------
                                                                          Page
                                                                          ----

Financial Statements and Notes
     Statement of Assets and Liabilities.....................................1
     Schedule of Investments in Securities.................................2-5
     Statement of Operations.................................................6
     Statements of Changes in Net Assets.....................................7
     Notes to Financial Statements .......................................8-11
Financial Highlights .......................................................12

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                      Statement of Assets and Liabilities

                                 JUNE 30, 2002
                                  (Unaudited)

Assets
  Investments in securities, at fair value
    (cost $13,568,502)                                             $22,650,773
  Cash equivalents                                                   2,116,781
  Dividends and interest receivable                                     23,219
                                                                   -----------

      Total assets                                                  24,790,773
                                                                   -----------

Liabilities
  Accrued liabilities                                                   88,340
                                                                   -----------

      Total liabilities                                                 88,340
                                                                   -----------

Net assets                                                         $24,702,433
                                                                   ===========


Analysis of Net Assets:
  Partners' capital contributions and withdrawals, net             $ 5,156,152
  Accumulated net investment income and net realized
    gain on investments                                             10,464,010
  Accumulated net unrealized appreciation                            9,082,271
                                                                   -----------

  Net assets (equivalent to $8.56 per unit based on
    2,884,889 units outstanding)                                   $24,702,433
                                                                   ===========


                      See notes to financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     Schedule of Investments in Securities

                                 JUNE 30, 2002
                                  (Unaudited)

                                                   Principal
                                                   Amount or           Fair
                                                     Shares            Value
                                                   ---------           -----

Securities by industry
Common stocks (90.04%) (a)
  Energy (7.77%)
    Oil and gas
      Burlington Resources Inc.                      27,142         $1,031,396
      Noble Drilling                                 23,000            887,800
                                                                    ----------
                                                                     1,919,196

  Industrials (35.32%)
    Aerospace and defense
      Raytheon Co.                                   16,000            652,000

    Building products
      Crane Co.                                      31,115            789,699

    Electrical equipment
      Emerson Electric Company                       15,500            829,405
      Garmin Ltd.                                    16,700            368,235
      Hubbell Inc. Cl B                              16,700            570,305
      Graftech International Ltd.                    65,000            799,500
      Molex Incorporated                             39,118          1,073,007
      Solectron Corp.                                67,700            416,355
      Flextronics International Ltd.                 17,000            121,210


                      See notes to financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                                 JUNE 30, 2002
                                  (Unaudited)

                                                   Principal
                                                   Amount or           Fair
                                                     Shares            Value
                                                   ---------           -----

Securities by industry (continued)
Common stocks (90.04%) (a) (continued)
  Industrials (35.32%) (continued)
    Industrial Conglomerates
      Tyco International Ltd.                        30,660            414,217
      General Electric Company                       20,820            604,821
      Idex Corporation                                2,610             87,435
      Roper Industries Inc.                          30,390          1,133,547
      Cabot Corp.                                     8,300            237,795

    Road and rail
      Union Pacific Corp.                             9,900            626,472
                                                                     ---------

                                                                     8,724,003
  Consumer discretionary (6.64%)
    Media
      Liberty Media Corp.                            87,940            879,400
      Scholastic                                     20,060            760,274
                                                                     ---------

                                                                     1,639,674
  Healthcare (13.60%)
    Pharmaceuticals
      Abbott Laboratories                            22,720            855,408
      Johnson & Johnson                              24,000          1,254,240
      Pfizer                                         29,550          1,034,250
      Vertex Pharmaceuticals, Inc.                   13,300            216,524
                                                                     ---------
                                                                     3,360,422


                      See notes to financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                                 JUNE 30, 2002
                                  (Unaudited)

                                                   Principal
                                                   Amount or           Fair
                                                     Shares            Value
                                                   ---------           -----

Securities by industry (continued)
Common stocks (90.04%) (a) (continued)
  Financials (12.11%)
    Banks
      Dime Bancorp, Inc. - warrants                  21,540              2,154
      Seacoast Banking Corp.                          8,320            480,313

    Diversified Financials
      American Express Co.                           29,070          1,055,822
      Citigroup Inc.                                 11,564            448,105
      Berkshire Hathaway Inc., Class 'B'                197            440,098
      Leucadia National Corp.                        17,880            566,081
                                                                     ---------
                                                                     2,992,573
  Insurance (12.92%)
      American International Group, Inc.             26,790          1,827,882
      Arch Cap Group Ltd.                            18,000            506,700
      HCC Insurance Holding, Inc.                    32,550            857,692
                                                                     ---------
                                                                     3,192,274
  Information technology (1.09%)
    Electronic equipment and instruments
      Mercury Computer Systems, Inc.                 13,000            269,100
                                                                     ---------


                      See notes to financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                                 JUNE 30, 2002
                                  (Unaudited)


                                                   Principal
                                                   Amount or           Fair
                                                     Shares            Value
                                                   ---------           -----

Securities by industry (continued)
Common stocks (90.04%) (a) (continued)
  Utilities (.59%)
    Multi-Utilities
      The Williams Companies, Inc.                   24,400            146,156
                                                                   -----------

        Total common stocks                                         22,243,398
                                                                   -----------

  U.S. government obligations (1.65%) (a)
Fixed income
    U.S. government and agency bonds
      United States Treasury Note DD 11/15/98
      4.750% due 11/15/08                           400,000            407,375
                                                                   -----------

      Total - 91.69% (cost $13,568,502)                            $22,650,773
                                                                   ===========

(a)  Percentage of net assets on the statement of assets and liabilities.



                      See notes to financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                            Statement of Operations

                        SIX MONTHS ENDED JUNE 30, 2002
                                  (Unaudited)

Investment income
  Dividends                                                        $   139,461
  Interest                                                               9,500
                                                                   -----------
    Total income                                                       148,961
                                                                   -----------

Expenses
  Investment advisory fees                                              48,541
  Professional fees
    Legal                                                               31,106
    Accounting                                                          17,087
  Directors' fees                                                        5,000
  Banking and custodial fees                                             8,164
  Filing fees                                                            3,660
  Insurance                                                             17,580
                                                                   -----------
      Total expenses                                                   131,138
                                                                   -----------

      Net investment income                                             17,823
                                                                   -----------

Realized loss and unrealized loss from investments
  Net realized loss from investments                                    (5,108)
  Net change in unrealized depreciation on investments              (4,634,303)
                                                                   -----------

      Net realized loss and unrealized loss from investments        (4,639,411)
                                                                   -----------

Net decrease in net assets resulting from operations               $(4,621,588)
                                                                   ===========


                      See notes to financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                      Statements of Changes in Net Assets

                        SIX MONTHS ENDED JUNE 30, 2002
                       AND YEAR ENDED DECEMBER 31, 2001
                                  (Unaudited)

                                                       2002           2001
                                                       ----           ----
Increase (decrease) in net assets
  from operations
  Investment income - net                         $    17,823     $   110,793
  Net realized loss from investments                   (5,108)       (189,095)
  Net change in unrealized depreciation on
    investments                                    (4,634,303)     (1,278,550)
                                                  -----------     -----------

    Net decrease in net assets resulting
      from operations                              (4,621,588)     (1,356,852)

Unit share transactions, net                          (41,724)       (921,655)
                                                  -----------     -----------

Total decrease                                     (4,663,312)     (2,278,507)

Net assets - beginning of period                   29,365,745      31,644,252
                                                  ------------    -----------

Net assets - end of period                        $24,702,433     $29,365,745
                                                  ============    ===========


                      See notes to financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         Notes to Financial Statements
                                  (Unaudited)

NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

         Nature of Business
         ------------------

         BMO Partners Fund, L.P. ("Partnership") is registered under the Investment Company Act of 1940 as a closed-end management investment company. The Partnership was organized under the laws of the State of Delaware in 1991 as a limited partnership for the purpose of investing in publicly traded equity and debt securities. The Partnership maintains its general office in New York City.

         Security Valuation
         ------------------

         Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

         Repurchase Offers
         -----------------

         The Partnership has adopted a fundamental policy pursuant to which each fiscal quarter, the Partnership will offer to repurchase at least 5% and up to 25% of its Units, as determined by the Board of Directors. The repurchase price shall be the per unit net asset value on the repurchase pricing date, which shall be the last business day of the calendar quarter, and payment for all units repurchased pursuant to these offers will be made not later than 7 days after the repurchase pricing date.

         The repurchase offers for the six months ended June 30, 2002 were as follows:

          Date of          Repurchase                Amount
     Repurchase Offer     Offer Amount    Units     Tendered      Date Paid
     ----------------     ------------    -----     --------      ---------

November 17, 2001         Up to 25% of     42,633   $  432,134   January 2002
                       outstanding units
February 22, 2002         Up to 25% of    196,460   $1,992,087    April 2002
                       outstanding units
May 20, 2002              Up to 25% of     15,842   $  135,687     July 2002
                       outstanding units

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         Cash Equivalents
         ----------------

         Cash equivalents consist of amounts held in money market accounts whose fair value approximates their carrying amount. At June 30, 2002 and throughout the period, the Partnership maintained balances in excess of federally insured limits. The Partnership has not experienced any losses in such accounts and believes it is not subject to any significant credit risk with respect to cash equivalents.

         Income Taxes
         ------------

         The Partnership's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies.

         As a limited partnership, the partners are required to include their proportionate share of the Partnership's taxable income or loss on their respective income tax returns. Accordingly, there is no provision for federal, state or city income taxes in these financial statements.

         The Partnership is not subject to the New York City unincorporated business tax since its sole activity is investing for its own account.

         Use of Estimates
         ----------------

         The preparation of financial statements in conformity with generally accepted accounting principles requires the general partner to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         Other
         -----

         The Partnership records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Realized gains and losses from securities transactions are recorded on a specific identification basis.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 2 - INVESTMENT TRANSACTIONS

         Purchases and sales of investment securities (excluding U.S. government obligations) were $1,284,725 and $1,582,430, respectively.

         The U.S. federal income tax basis of the Partnership's investments at June 30, 2002 was $13,568,502 and net unrealized appreciation for U.S. federal income tax purposes was $9,082,271.

NOTE 3 - UNIT SHARE TRANSACTIONS

         As of June 30, 2002 and December 31, 2001, there were 2,884,889 and 2,888,957 units issued, respectively. Transactions in units were as follows:

                    Unit Shares                  Amount
                    -----------  -------------------------------------------
                     For the      For the        For the           For the
                    Six months     Year        Six months           Year
                      Ended        Ended          Ended             Ended
                     June 30,    December 31,    June 30,        December 31,
                       2002         2001           2002              2001
                       ----         ----           ----              ----

Units/Amount
  Sold               235,026      274,761       $2,382,497       $2,731,275

Units/Amount
  Repurchased        239,093      362,313        2,424,221        3,652,930
                     -------      -------       ----------       ----------

  Net decrease        (4,067)     (87,552)      $  (41,724)      $ (921,655)
                     =======      =======       ==========       ==========

NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATE

         The Partnership receives investment management and advisory services under a management agreement (the "Agreement") that provides for fees to be paid at an annual rate of 1% of the first $5,000,000 in average daily net assets, 0.75% on the second $5,000,000 in average daily net assets, and 0.50% in average daily net assets over $10,000,000. A partner of the Partnership is also a partner of the investment adviser.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATE (CONTINUED)

         The current agreement provides for an expense reimbursement from the investment adviser if the Partnership's total expenses exceed .93% of the Partnership's net asset value. The expense cap limitation is at the discretion of the investment adviser and the Board of Directors and can be waived voluntarily at any time. Fees paid to the investment adviser were $48,541 for the six months ended June 30, 2002.

NOTE 5 - BOARD OF DIRECTORS FEES

         Directors are compensated at an annual retainer rate of $3,000 plus $500 per meeting attended plus out-of-pocket expenses. Board of directors fees paid for the six months ended June 30, 2002 were $5,000.

NOTE 6 - CONCENTRATIONS OF CREDIT RISK

         Financial instruments that potentially subject the Partnership to concentrations of credit risk consist primarily of cash equivalents and investments. The Partnership maintains cash and cash equivalents, short and long-term investments and other financial instruments at a major financial institution.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                             Financial Highlights
                                  (Unaudited)

                                 Six Months
                                   Ended
                                  June 30,                             Year Ended December 31,
                                   2002*              2001             2000**           1999***          1998***
                                   -----              ----             ------           -------          -------
Per Unit Share Operating
  Performance
  (For a unit share
    outstanding
    throughout the
    period):

  Net asset value,
    beginning of period        $     10.16       $     10.71       $     10.00             --               --
                               -----------       -----------       -----------

Income (loss) from
  investment operations:
  Net investment income               0.01              0.04              0.01             --               --

  Net realized and
    unrealized (loss)
    gain on investment
    transactions                     (1.61)            (0.59)             0.70             --               --
                               -----------       -----------       -----------

    Total (loss) income
      from investment
      operations                     (1.60)            (0.55)             0.71             --               --
                               -----------       -----------       -----------

Net asset value, end of
  period                       $      8.56       $     10.16       $     10.71             --               --
                               ===========       ===========       ===========

Total return                        (15.75)%           (5.14)%            7.10%            --               --

Supplemental Data:
  Net assets, end of
    period                     $24,702,433       $29,365,745       $31,644,252       $31,383,636      $30,174,970

  Ratio to average net
    assets:
    Expenses                          0.49%             0.67%             0.99%             0.81%            0.78%
    Net investment income             0.07%             0.36%             0.08%             0.52%            0.85%
  Portfolio turnover rate             4.54%             7.62%            27.19%            15.91%           15.09%

*    Not annualized for periods less than one year.
**   Period from May 9, 2000 (inception) to December 31, 2000.
*** Per unit share operating performance is not presented for the years 1999 and 1998 due to the conversion of partners' contributions into investment units in 2000. The fund became a registered investment fund as of May 9, 2000 and began utilizing the unitized net asset value method after this date. Thus, the per unit share operating performance calculation is not applicable for periods prior to May 9, 2000.

                      See notes to financial statements.